Interest income and expense	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Interest income and expense
17.	Interest income and expense

	For the three months ended
	January 31, 2020				October 31, 2019			January 31, 2019
($ millions)	Interest income		Interest expense		Interest income		Interest expense	Interest income		Interest expense
Measured at amortized cost (1)	$7,797		$3,777		$7,814		$3,916	$7,570		$3,711
Measured at FVOCI (1)	318		–		332		–	353		–
	8,115		3,777		8,146		3,916	7,923		3,711
Other	121	(2)	67	(3)	106	(2)	–	68	(2)	6
Total	$8,236		$3,844		$8,252		$3,916	$7,991		$3,717
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)	The interest on lease liabilities was $30.